Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
20. LEASES
Lessee
The Company has operating leases for buildings, land, telecommunication services, and rail cars.
Emera’s leases have remaining lease terms of 1 year to 61 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised.
As at December 31 December 31
millions of dollars

Classification 2024 2023
Right-of-use asset Other long-term assets $ 52 $

54
Lease liabilities

Current
Other current liabilities 3

3

Long-term
Other long-term liabilities 54

55
Total

lease liabilities
$ 57 $

58
The Company recorded lease expense of $ 123

million for the year ended December 31, 2024 (2023

–
$ 127

million), of which $
112

million (2023 – $
119

million) related to variable costs for power generation
facility finance leases, recorded in “Regulated fuel for

generation and purchased power” in the
Consolidated Statements of Income.
Future minimum lease payments under non-cancellable operating leases for each of the next five years
and in aggregate thereafter are as follows:
millions of dollars 2025 2026 2027 2028 2029 Thereafter Total
Minimum lease payments $

5 $

3 $

3 $

3 $

3 $

115 $

132
Less imputed interest (75)
Total $

57
Additional information related to Emera's leases is as follows:
Year ended December 31
For the 2024 2023
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows for operating leases (millions of dollars)
$

10 $

8
Right-of-use assets obtained in exchange for lease obligations:

Operating leases (millions of dollars)
$ -

$

1
Weighted average remaining lease term (years)

44

44
Weighted average discount rate-

operating leases
3.96% 3.93%
Lessor
The Company’s net investment in direct finance

and sales-type leases primarily relates to Brunswick
Pipeline, Seacoast, compressed natural gas (“CNG”)

stations, a renewable natural gas (“RNG”) facility
and heat pumps.
The Company manages its risk associated with the residual

value of the Brunswick Pipeline lease
through proper routine maintenance of the asset.
Customers have the option to purchase CNG station assets

by paying a make-whole payment at the date
of the purchase based on a targeted internal rate of return

or may take possession of the CNG station
asset at the end of the lease term for no cost. Customers

have the option to purchase heat pumps at the
end of the lease term for a nominal fee.
Commencing in October 2023, the Company leased a RNG

facility to a biogas producer that is classified
as a sales-type lease. The term of the facility lease is 15 years , with a nominal value purchase at the end of the term and a net investment of approximately $ 35

million USD.

Direct finance and sales-type lease unearned income is recognized in income over the life of the lease
using a constant rate of interest equal to the internal

rate of return on the lease and is recorded as
“Operating revenues – regulated gas” and “Other income,

net” on the Consolidated Statements of
Income.
The total net investment in direct finance and sales-type

leases consist of the following:
As at December 31 December 31
millions of dollars

2024 2023
Total

minimum lease payment to be received
$

1,310 $

1,360
Less: amounts representing estimated executory costs (182) (190)
Minimum lease payments receivable $

1,128 $

1,170
Estimated residual value of leased property (unguaranteed)

183

183
Less: Credit loss reserve (2) (2)
Less: unearned finance lease income (655) (693)
Net investment in direct finance and sales-type leases $

654 $ 658
Principal due within one year (included in "Receivables and other current assets")

44

37
Net Investment in direct finance and sales type leases – long-term $ 610 $ 621
As at December 31, 2024, future minimum lease payments

to be received for each of the next five years
and in aggregate thereafter were as follows:
millions of dollars 2025 2026 2027 2028 2029 Thereafter Total
Minimum lease payments to be
received
$

99 $

100 $

99 $

97 $

96 $

819 $

1,310
Less: executory costs (182)
Total $

1,128